Revenue from collaboration agreements - Summary of revenue from collaboration agreements (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	€ 9,144	€ 4,737	€ 16,756	€ 23,318
Moderna
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	6,500	3,800	13,900	18,200
BMS
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	2,700	900	2,800	5,100
Total
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	9,144	4,737	16,756	23,318
United States | Moderna
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	6,488	3,795	13,913	18,197
United States | BMS
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	€ 2,656	€ 942	€ 2,843	€ 5,121